Accounts and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Components of Accounts and Other Receivables
Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2023	2022
Trade receivables	$301.2	$336.4
Income taxes receivable	29.6	29.8
Other receivables and advances	26.6	35.6
Provision for doubtful trade receivables	(2.6)	(3.4)
Total accounts and other receivables	$354.8	$398.4

Provision for Doubtful Trade Debts
The following are changes in the provision for doubtful trade receivables:

	31 March
(Millions of US dollars)	2023	2022	2021
Balance at beginning of period	$3.4	$6.1	$4.4
Adjustment to provision	(0.6)	(2.2)	3.1
Write-offs, net of recoveries	(0.2)	(0.5)	(1.4)
Balance at end of period	$2.6	$3.4	$6.1